Trade and Other Receivables	12 Months Ended
Jun. 30, 2018
Trade and other receivables [abstract]
Trade and Other Receivables
Note 8.	Trade and Other Receivables

	30 June 2018 AUD$	30 June 2017 AUD$

Current

Trade receivables*	492,276	270,125
Accrued income**	1,191,029	1,498,112
Total Trade and Other Receivables	1,683,305	1,768,237

*	All trade receivables are non-interest bearing.

**	Primarily comprises of receivables from the Australian Tax Office in relation to R&D tax concession for the year.